RATE-REGULATED BUSINESSES - Narrative (Details) - CAD CAD in Millions			1 Months Ended			12 Months Ended			24 Months Ended	48 Months Ended
	Jul. 01, 2015	Nov. 28, 2014	Feb. 28, 2015	Nov. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2021	Dec. 31, 2019
Rate-regulated business
Allowance for funds used during construction						CAD 295	CAD 136	CAD 37
Settlement, reduction in rates	3.00%
Scenario, forecast
Rate-regulated business
Settlement, reduction in rates									8.00%	10.00%
Canadian Mainline | Canadian Regulated Operations
Rate-regulated business
Approved ROE on deemed common equity		10.10%			11.50%
Deemed common equity		40.00%			40.00%
Term of regulatory decision					5 years			5 years
After-tax annual contribution to reduce revenue requirement		CAD 20
Fixed toll term		6 years
NGTL System | National Energy Board | 2015 Revenue Requirement Settlement
Rate-regulated business
Approved ROE on deemed common equity			10.10%
Deemed common equity			40.00%
Period of settlement			1 year
Composite depreciation rate							3.12%
NGTL System | National Energy Board | 2015 Revenue Requirement Settlement | Canadian Regulated Operations
Rate-regulated business
Approved ROE on deemed common equity				10.10%
Deemed common equity				40.00%